DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS (Details)										3 Months Ended	9 Months Ended	12 Months Ended
	Oct. 26, 2022 USD ($) $ / shares	Oct. 20, 2022 shares	Oct. 20, 2022 USD ($) shares	Oct. 20, 2022 item shares	Oct. 20, 2022 shares	Oct. 06, 2022	Nov. 12, 2021 USD ($)	Nov. 11, 2021 USD ($)	Nov. 08, 2021 USD ($) $ / shares shares	Mar. 31, 2023 USD ($) item $ / shares shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2022 USD ($) item $ / shares shares	Oct. 31, 2021 shares
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Purchase price, per unit | $ / shares										$ 10.15		$ 10.15
Proceeds from issuance initial public offering											$ 113,045,000
Number of shares redeemed | shares									10,805,877	10,805,877		10,805,877
Transaction costs										$ 6,877,164		$ 6,877,164
Underwriting fees										1,955,000		1,955,000
Deferred underwriting fee payable										4,370,000	4,370,000	4,370,000
Other offering costs										552,164		552,164
Cash										9,478		9,478
Working Capital deficiency										4,737,038		3,056,596
Aggregate purchase price										$ 214,200	25,000	$ 284,424
Extension period to consummate a business combination		3 months
Number of extensions to consummate a business combination				3	3
Maximum extension period to consummate a business combination		9 months
Extension fee payable by sponsor			$ 350,000
Condition for future business combination number of businesses minim | item										1		1
Condition for future business combination threshold percentage ownership										50		50
Redemption of shares calculated based on business days prior to consummation of business combination (in days)										2 days		2 days
Investment of cash into trust account											$ 116,725,008	$ 350,000
Condition for future business combination threshold net tangible assets										$ 5,000,001		$ 5,000,001
Common stock, shares issued | shares		10,805,877	10,805,877	10,805,877	10,805,877
Common stock, shares outstanding | shares		4,156,123	4,156,123	4,156,123	4,156,123
Threshold minimum aggregate fair market value as a percentage of the net assets held in the Trust Account										80		80
Obligation to redeem Public Shares if entity does not complete a business combination (as a percent)										100.00%
Redemption period upon closure										10 days		10 days
Anticipated price per public share based on amount held in trust account | $ / shares	$ 10.65
Maximum allowed dissolution expenses										$ 100,000		$ 100,000
VSee and iDoc
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Percentage of common stock issued as consideration						100.00%				100.00%		100.00%
Common stock subject to redemption
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Shares subject to redemption | shares		694,123	694,123	694,123	694,123					694,123	11,500,000	694,123
IPO
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Sale of units, net of underwriting discounts (in shares) | shares									11,500,000
Purchase price, per unit | $ / shares									$ 10.00
Proceeds from issuance initial public offering									$ 115,000,000
Obligation to redeem Public Shares if entity does not complete a business combination (as a percent)									100.00%
IPO | Private Placement Warrants
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Purchase price, per unit | $ / shares									$ 10.15
Proceeds from issuance initial public offering									$ 116,725,000
Private Placement
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Common stock, shares issued | shares									557,000				557,000
Private Placement | Private Placement Warrants
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Number of warrants to purchase shares issued | shares									557,000
Price of warrant | $ / shares									$ 10.00
Proceeds from sale of private placement warrants							$ 5,570,000		$ 3,680,000
Receivable recorded from the sale of private placement warrants									1,890,000
Underwriting fees									0
Aggregate purchase price								$ 5,570,000	$ 5,570,000
Obligation to redeem Public Shares if entity does not complete a business combination (as a percent)										100.00%		100.00%
Over-allotment option
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Sale of units, net of underwriting discounts (in shares) | shares									1,500,000
Sponsor
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Purchase price, per unit | $ / shares										$ 10.15		$ 10.15
Investment of cash into trust account	$ 350,000
Obligation to redeem Public Shares if entity does not complete a business combination (as a percent)										100.00%		100.00%
Anticipated price per public share based on amount held in trust account | $ / shares	$ 10.65